Trade Accounts Payable and Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and accruals	$ 1,547	$ 2,310
Commercial and government royalties	546	252
Payroll-related liabilities	318	351
QB variable consideration to IMSA	72	0
Settlement payables	70	36
Accrued interest	55	101
Capital project accruals	39	416
Current portion of downstream pipeline take-or-pay toll commitment	32	29
Contract liabilities – consignment sales	0	27
Trade account payable and other liabilities	2,735	3,654
Other
Disclosure of detailed information about financial instruments [line items]
Other	$ 56	$ 132